Reality Shares ETF Trust

Statement of Certification

Pursuant to Rule 497(j)

Reality Shares ETF Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated March 3, 2015, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-192288 and 811-22911), which was filed electronically on March 3, 2015 (Accession No. 0001193125-15-075290).

Reality Shares ETF Trust

By:	/s/ Tom Trivella
Tom Trivella

Title: Treasurer

Date: March 9, 2015